PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

      Strong Advisor Bond Fund                                    Strong High-Yield Bond Fund
      Strong Advisor Common Stock Fund                            Strong High-Yield Municipal Bond Fund
      Strong Advisor Endeavor Large Cap Fund                      Strong Index 500 Fund
      Strong Advisor Focus Fund                                   Strong Intermediate Municipal Bond Fund
      Strong Advisor International Core Fund                      Strong Large Cap Core Fund
      Strong Advisor Large Company Core Fund                      Strong Large Cap Growth Fund
      Strong Advisor Mid Cap Growth Fund                          Strong Large Company Growth Fund
      Strong Advisor Municipal Bond Fund                          Strong Mid Cap Disciplined Fund
      Strong Advisor Short Duration Bond Fund                     Strong Mid Cap Growth Fund II
      Strong Advisor Select Fund                                  Strong Minnesota Tax-Free Fund
      Strong Advisor Small Cap Value Fund                         Strong Moderate Portfolio
      Strong Advisor Strategic Income Fund                        Strong Money Market Fund
      Strong Advisor Technology Fund                              Strong Multi Cap Value Fund
      Strong Advisor Utilities and Energy Fund                    Strong Multi Cap Value Fund II
      Strong Advisor U.S. Small/Mid Cap Growth Fund               Strong Municipal Bond Fund
      Strong Advisor U.S. Value Fund                              Strong Municipal Money Market Fund
      Strong Aggressive Portfolio                                 Strong Opportunity Fund
      Strong Asia Pacific Fund                                    Strong Opportunity Fund II
      Strong Balanced Fund                                        Strong Overseas Fund
      Strong Blue Chip Fund                                       Strong Short-Term Bond Fund
      Strong Conservative Portfolio                               Strong Short-Term High Yield Bond Fund
      Strong Corporate Bond Fund                                  Strong Short-Term High Yield Municipal Fund
      Strong Corporate Income Fund                                Strong Short-Term Income Fund
      Strong Discovery Fund                                       Strong Short-Term Municipal Bond Fund
      Strong Discovery Fund II                                    Strong Small Cap Growth Fund
      Strong Dividend Income Fund                                 Strong Small Company Value Fund
      Strong Dow 30 Value Fund                                    Strong Small/Mid Cap Value Fund
      Strong Endeavor Fund                                        Strong Strategic Value Fund
      Strong Energy Fund                                          Strong Tax-Free Money Fund
      Strong Enterprise Fund                                      Strong Technology 100 Fund
      Strong Florida Municipal Money Market Fund                  Strong Ultra Short-Term Income Fund
      Strong Government Securities Fund                           Strong Ultra Short-Term Municipal Income Fund
      Strong Growth Fund                                          Strong U.S. Emerging Growth Fund
      Strong Growth 20 Fund                                       Strong Value Fund
      Strong Growth and Income Fund                               Strong Wisconsin Tax-Free Fund
      Strong Heritage Money Fund


SUPPLEMENT DATED MAY 20, 2004, TO ALL STRONG FUND PROSPECTUSES, FOR ALL OFFERED SHARE CLASSES OF THE ABOVE-REFERENCED FUNDS, DATED ON OR AFTER MARCH 1, 2004, AND BEFORE MAY 10, 2004, AS PREVIOUSLY SUPPLEMENTED.

THE FOLLOWING REPLACES THE SECTION ENTITLED "LEGAL AND REGULATORY MATTERS" UNDER "OTHER IMPORTANT INFORMATION YOU SHOULD KNOW":

On or about May 20, 2004, Strong Capital Management, Inc. ("SCM"), Strong Investor Services, Inc. ("SIS"), and Strong Investments, Inc. (collectively,
"Strong"), former chairman Richard S. Strong, and two employees of Strong entered into agreements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the State of Wisconsin Department of Justice (the Wisconsin Attorney General), and the Wisconsin Department of Financial

                                                        (CONTINUED ON NEXT PAGE)

Institutions representing a settlement of all the market-timing investigations of Strong and certain affiliates by these agencies. In the settlements, Strong, without admitting or denying the findings in any of the orders, consented to entries of cease and desist orders and injunctive relief relating to breaches of their fiduciary duties and violations of state and federal securities laws, including anti-fraud provisions. The settlements require SCM to pay $40 million in investor restoration and $40 million in civil penalties. The settlements require Mr. Strong to pay $30 million in investor restoration and $30 million in civil penalties. The NYAG settlement also requires Strong to reduce fees for all Funds (except money market funds and certain very short-term income funds) by an aggregate of at least $7 million a year for five years. Separately, the Board of Directors of the Strong Funds and SCM have agreed that SCM may allocate such fee and/or expense reductions in a manner it deems reasonable, provided that (i) each applicable Fund shall participate in such fee reduction, (ii) each Fund that was impacted by market timing related to the settlements shall receive a fee reduction of at least 0.025% each year, (iii) such fee reduction shall be taken after giving effect to all waivers and reimbursements currently in effect, and (iv) each Fund's fees and expenses shall not subsequently be increased without prior Board approval. Additionally, the settlements require, among other things: 1) retention of an independent consultant to develop a payment plan for the amount of investor restoration; 2) the services of an independent compliance consultant to conduct a periodic review of Strong's compliance policies and procedures; and 3) enhanced corporate governance policies for the Strong Funds. The NYAG settlement also requires: 1) the retention of a senior officer to assist the Board in monitoring compliance and reviewing fee arrangements; and 2) additional fee disclosure to investors in the Funds. Strong and Mr. Strong, and not the investors in any Strong Fund, will bear all the costs of complying with the settlements, including restoration, civil penalties, and associated legal fees stemming from these regulatory proceedings.

Strong has received one or more subpoenas or requests for information from the West Virginia Attorney General and other regulatory agencies requesting documents, if any, related to market timing and late trading practices. As of the date of this Supplement, Strong is aware of multiple outstanding class and derivative actions ("Actions") filed since September 4, 2003, against Strong, Strong Funds, Strong Financial Corporation, Strong Investments, Inc., Strong affiliates, and certain of their officers and directors as defendants ("Actions") in certain federal and state courts with respect to factual matters referenced in the NYAG settlement. On February 20, 2004, the United States Judicial Panel for Multi District Litigation ("MDL") ordered the transfer of most of the Actions to the District of Maryland so those cases involving Strong could be coordinated and consolidated into one or two actions covered by a single complaint ("MDL Consolidated Actions"). The MDL has ordered all or most of the other federal court Actions and certain state court Actions involving Strong to be consolidated into no more than three actions and be heard by the District of Maryland court. The District of Maryland court has since appointed co-chairs/chief administrative counsel for the plaintiffs in the actions involving all of the fund families before it. It has also appointed a lead plaintiff and lead plaintiff's counsel for the actions involving each individual fund family, including Strong. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and certain retirement plan participants, and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Strong expects that the MDL Consolidated Actions will allege the same types of violations of law and seek the same forms of damages and remedies as did the numerous prior Actions. Certain state Actions will not be consolidated into the MDL Consolidated Actions, and proceedings in these state court Actions may be stayed or proceed independently of the MDL Consolidated Actions.

The Strong Funds will not bear any costs incurred in connection with these Actions. Based on currently available information, Strong believes that the Actions will not have a material adverse financial impact on the Strong Funds, and are not likely to materially affect Strong's ability to provide investment management services to its clients, including the Strong Funds. The Funds may experience increased redemptions or a decrease in new sales of shares as a result of the regulatory settlements and the ongoing Actions, which could result in increased transaction costs and operating expenses, or otherwise negatively impact the Strong Funds.

You may find additional information concerning the details of the settlements on the SEC website at HTTP://WWW.SEC.GOV/, on the NYAG website at HTTP://WWW.OAG.STATE.NY.US/, and on the Wisconsin Department of Justice website at HTTP://WWW.DOJ.STATE.WI.US/.




SM44783 05-04                                             SU52004/H2096 05-20-04